Integration and Restructuring Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2012 Acquisition Related [Member]	Dec. 31, 2012 Disposal of Canadian Outsourcing Business, Mercer [Member]	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2012 Acquisition Related, Risk and Insurance Services [Member]	Dec. 31, 2012 Corporate Restructuring [Member]
Restructuring actions costs	$ 78				$ 51	$ 1	$ 16	$ 58	$ 8	$ 12
Liability balance	170	181	211	259
Restructuring and Related Cost, Incurred Cost	78	51	141
Payments for restructuring	$ 88	$ 82	$ 189